Segmented information (Details 1) - USD ($) $ in Thousands	May 31, 2026	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Non-current assets	$ 107,557	$ 91,409
Canada [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	106	12
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	$ 107,451	$ 91,397